Loans (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Composition of Net Loans

The composition of loans, net at December 31, 2015 and 2014 is as follows:

	2015	2014
	(In Thousands)
Real Estate:
Land Development and Construction	$33,133	$43,233
Farmland	23,293	26,463
1-4 Family Mortgages	104,046	104,170
Commercial Real Estate	180,691	151,746

Total Real Estate Loans	341,163	325,612

Business Loans:
Commercial and Industrial Loans	61,425	38,333
Farm Production and other Farm Loans	1,055	1,035

Total Business Loans	62,480	39,368

Consumer Loans:
Credit Cards	1,061	1,075
Other Consumer Loans	25,564	25,440

Total Consumer Loans	26,625	26,515

Total Gross Loans	430,268	391,495

Unearned income	(686)	(535)
Allowance for loan losses	(6,474)	(6,542)

Loans, net	$423,108	$384,418

Activity in Related Party Loans

Activity in related party loans during 2015 is presented in the following table.

Balance outstanding at December 31, 2014	$4,139,357

Principal additions	2,648,168

Principal reductions	(1,166,551)

Balance outstanding at December 31, 2015	$5,620,974

Year-End Non-Accrual Loans, Segregated by Class of Loans

Year-end non-accrual loans, segregated by class of loans, were as follows:

	2015	2014
	(in thousands)
Real Estate:
Land Development and Construction	$75	$92
Farmland	158	222
1-4 Family Mortgages	2,464	1,905
Commercial Real Estate	11,662	9,444

Total Real Estate Loans	14,359	11,663

Business Loans:
Commercial and Industrial Loans	28	70

Total Business Loans	28	70

Consumer Loans:
Other Consumer Loans	36	133

Total Consumer Loans	36	133

Total Non-Accrual Loans	$14,423	$11,854

Age Analysis of Past Due Loans, Segregated by Class

An age analysis of past due loans, segregated by class of loans, as of December 31, 2015 was as follows (in thousands):

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days	Days Past	Total Past	Current	Total	Days
	Past Due	Due	Due Loans	Loans	Loans	Past Due
Real Estate:
Land Development and Construction	$1,126	$21	$1,147	$31,986	$33,133	$21
Farmland	947	4	951	22,342	23,293	4
1-4 Family Mortgages	5,131	573	5,704	98,342	104,046	—
Commercial Real Estate	4,015	6,748	10,763	169,928	180,691	—

Total Real Estate Loans	11,219	7,346	18,565	322,598	341,163	25

Business Loans:
Commercial and Industrial Loans	245	12	257	61,168	61,425	12
Farm Production and other Farm Loans	12	—	12	1,043	1,055	—

Total Business Loans	257	12	269	62,211	62,480	12

Consumer Loans:
Credit Cards	12	9	21	1,040	1,061	9
Other Consumer Loans	1,017	30	1,047	24,517	25,564	30

Total Consumer Loans	1,029	39	1,068	25,557	26,625	39

Total Loans	$12,505	$7,397	$19,902	$410,366	$430,268	$76

An age analysis of past due loans, segregated by class of loans, as of December 31, 2014 was as follows (in thousands):

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days Past Due	Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Days Past Due
Real Estate:
Land Development and Construction	$578	$—	$578	$42,655	$43,233	$—
Farmland	889	17	906	25,557	26,463	—
1-4 Family Mortgages	4,606	837	5,443	98,727	104,170	131
Commercial Real Estate	2,211	4,471	6,682	145,064	151,746	724

Total Real Estate Loans	8,284	5,325	13,609	312,003	325,612	855

Business Loans:
Commercial and Industrial Loans	115	3	118	38,215	38,333	3
Farm Production and other Farm Loans	22	—	22	1,013	1,035	—

Total Business Loans	137	3	140	39,228	39,368	3

Consumer Loans:
Credit Cards	27	6	33	1,042	1,075	6
Other Consumer Loans	1,179	53	1,232	24,208	25,440	16

Total Consumer Loans	1,206	59	1,265	25,250	26,515	22

Total Loans	$9,627	$5,387	$15,014	$376,481	$391,495	$880

Impaired Loans, Segregated by Class of Loans

Impaired loans as of December 31, by class of loans, are as follows (in thousands):

2015	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$75	$—	$75	$75	$75	$85
Farmland	679	69	610	679	54	739
1-4 Family Mortgages	3,103	1,754	1,349	3,103	183	2,829
Commercial Real Estate	11,662	1,409	10,253	11,662	2,685	10,552

Total Real Estate Loans	15,519	3,232	12,287	15,519	2,997	14,205

Business Loans:
Commercial and Industrial Loans	28	28	—	28	—	49
Farm Production and other Farm Loans	—	—	—	—	—	—

Total Business Loans	28	28	—	28	—	49

Consumer Loans:
Other Consumer Loans	36	36	—	36	—	78

Total Consumer Loans	36	36	—	36	—	78

Total Loans	$15,583	$3,296	$12,287	$15,583	$2,997	$14,332

2014	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$92	$—	$92	$92	$92	$114
Farmland	798	104	694	798	108	575
1-4 Family Mortgages	2,554	1,685	869	2,554	143	2,210
Commercial Real Estate	9,444	895	8,549	9,444	1,642	9,169

Total Real Estate Loans	12,888	2,684	10,204	12,888	1,985	12,068

Business Loans:
Commercial and Industrial Loans	70	30	40	70	40	1,147

Total Business Loans	70	30	40	70	40	1,147

Consumer Loans:
Other Consumer Loans	121	121	—	121	—	120

Total Consumer Loans	121	121	—	121	—	120

Total Loans	$13,079	$2,835	$10,244	$13,079	$2,025	$13,335

Troubled Debt Restructurings Segregated by Class

The following table presents troubled debt restructurings segregated by class (in thousands, except number of loans):

December 31, 2015	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	3	$4,871	$3,858

Total	3	$4,871	$3,858

December 31, 2014	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	4	$6,850	$4,741

Total	4	$6,850	$4,741

Changes in Troubled Debt Restructurings

Changes in the Company’s troubled debt restructurings are set forth in the table below:

	Number of Loans	Recorded Investment
Totals at January 1, 2015	4	$4,741
Additional loans with concessions
Reductions due to:
Charge-off	1	(349)
Principal paydowns		(534)

Total at December 31, 2015	3	$3,858

Detailed Amount of Gross Loans Segregated by Loan Grade and Class

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2015 (in thousands):

		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
Grades	1, 2, 3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$31,889	$202	$1,042	$—	$—	$33,133
Farmland	21,084	989	1,220	—	—	23,293
1-4 Family Mortgages	88,425	4,874	10,747	—	—	104,046
Commercial Real Estate	155,898	12,286	12,507	—	—	180,691

Total Real Estate Loans	297,296	18,351	25,516	—	—	341,163

Business Loans:
Commercial and Industrial Loans	60,918	377	130	—	—	61,425
Farm Production and other Farm Loans	1,055	—	—	—	—	1,055

Total Business Loans	61,973	377	130	—	—	62,480

Consumer Loans:
Credit Cards	1,052	—	9	—	—	1,061
Other Consumer Loans	24,666	111	777	7	3	25,564

Total Consumer Loans	25,718	111	786	7	3	26,625

Total Loans	$384,987	$18,839	$26,432	$7	$3	$430,268

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2014:

		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
Grades	1, 2, 3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$41,431	$424	$1,378	$—	$—	$43,233
Farmland	23,993	708	1,762	—	—	26,463
1-4 Family Mortgages	86,969	5,351	11,850	—	—	104,170
Commercial Real Estate	126,881	13,558	11,307	—	—	151,746

Total Real Estate Loans	279,274	20,041	26,297	—	—	325,612

Business Loans:
Commercial and Industrial Loans	37,890	232	211	—	—	38,333
Farm Production and other Farm Loans	1,035	—	—	—	—	1,035

Total Business Loans	38,925	232	211	—	—	39,368

Consumer Loans:
Credit Cards	1,069	—	6	—	—	1,075
Other Consumer Loans	24,889	177	358	16	—	25,440

Total Consumer Loans	25,958	177	364	16	—	26,515

Total Loans	$344,157	$20,450	$26,872	$16	$—	$391,495

Net Chargeoffs Segregated by Class of Loans

Net chargeoffs (recoveries), segregated by class of loans, were as follows:

	2015	2014	2013
Real Estate:
Land Development and Construction	$(8,700)	$241,853	$(15,787)
Farmland	(5,156)	52,731	14,915
1-4 Family Mortgages	149,014	22,205	152,756
Commercial Real Estate	415,413	42,582	513,841

Total Real Estate Loans	550,571	359,371	665,725

Business Loans:
Commercial and Industrial Loans	1,585	2,038,953	350,740
Farm Production and other Farm Loans	—	—	(1,700)

Total Business Loans	1,585	2,038,953	349,040

Consumer Loans:
Credit Cards	15,493	11,482	17,726
Other Consumer Loans	57,661	49,022	48,387

Total Consumer Loans	73,154	60,504	66,113

Total Net Chargeoffs	$625,310	$2,458,828	$1,080,878

Detailed Activity in Allowance for Possible Loan Losses by Portfolio Segment

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2015, 2014 and 2013:

	Real	Business
2015	Estate	Loans	Consumer	Total

Beginning Balance	$5,202,151	$873,815	$466,360	$6,542,326

Provision for loan losses	587,315	(228,982)	198,354	556,687

Chargeoffs	625,556	32,258	164,091	821,905

Recoveries	74,985	30,673	90,937	196,595

Net Chargeoffs	550,571	1,585	73,154	625,310

Ending Balance	$5,238,895	$643,248	$591,560	$6,473,703

Period end allowance allocated to:
Loans individually evaluated for impairment	$2,996,708	$—	$—	$2,996,708

Loans collectively evaluated for impairment	2,242,187	643,248	591,560	3,476,995

Ending Balance	$5,238,895	$643,248	$591,560	$6,473,703

2014	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,706,011	$2,767,409	$604,337	$8,077,757

Provision for loan losses	855,511	145,359	(77,473)	923,397

Chargeoffs	560,298	2,050,939	121,093	2,732,330

Recoveries	200,927	11,986	60,589	273,502

Net Chargeoffs	359,371	2,038,953	60,504	2,458,828

Ending Balance	$5,202,151	$873,815	$466,360	$6,542,326

Period end allowance allocated to:
Loans individually evaluated for impairment	$1,984,671	$40,083	$—	$2,024,754

Loans collectively evaluated for impairment	3,217,480	833,732	466,360	4,517,572

Ending Balance	$5,202,151	$873,815	$466,360	$6,542,326

2013	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,629,559	$1,554,698	$770,012	$6,954,269

Provision for loan losses	742,177	1 ,561,751	(99,562)	2,204,366

Chargeoffs	763,914	375,498	135,302	1,274,714

Recoveries	98,189	26,458	69,189	193,836

Net Chargeoffs	665,725	349,040	66,113	1,080,878

Ending Balance	$4,706,011	$2,767,409	$604,337	$8,077,757

Period end allowance allocated to:
Loans individually evaluated for impairment	$1,224,874	$1,071,729	$—	$2,296,603

Loans collectively evaluated for impairment	3,481,137	1,695,680	604,337	5,781,154

Ending Balance	$4,706,011	$2,767,409	$604,337	$8,077,757

Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment

The Company’s recorded investment in loans as of December 31, 2015 and 2014 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows (in thousands):

2015	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$15,519	$28	$36	$15,583

Loans collectively evaluated for impairment	325,644	62,452	26,589	414,685

	$341,163	$62,480	$26,625	$430,268

2014	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$12,888	$70	$121	$13,079

Loans collectively evaluated for impairment	312,724	39,298	26,394	378,416

	$325,612	$39,368	$26,515	$391,495